ACCOUNTS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure Of Detail Information About Accounts Payable [Abstract]
Disclosure of accounts payable [Table Text Block]
	November 30, 2021	November 30, 2020

Professional fees	$92,078	$74,178
Funds to be returned to investors	43,046	43,046
Advertising costs	42,241	5,164
Due to former shareholder of Tetra	222,771	-
Payroll	33,173	-
Development costs	123,334	77,675
Others	51,742	42,215
	$608,385	$242,278